Intangible assets and goodwill - Summary of Breakdown of the Total Intangible Assets by Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 700,866	$ 487,012
BRAZIL
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	190,695	66,476
CAYMAN ISLANDS
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	213,489	242,385
CHILE
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	101,369	120,842
COLOMBIA
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	60,062	47,224
UNITED STATES
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	9,375	10,082
UNITED KINGDOM
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	125,876	0
Other [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Intangible assets	$ 0	$ 3